Long Term Debt (Details Textual) (USD $)	12 Months Ended		12 Months Ended			12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 WHT [Member]	Dec. 31, 2011 WHT [Member]	Apr. 08, 2011 WHT [Member]	Dec. 31, 2012 REO [Member]	Dec. 31, 2011 REO [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Revolving credit facility [Member]	Dec. 31, 2011 Revolving credit facility [Member]	Dec. 12, 2012 Revolving credit facility [Member]	Dec. 14, 2011 Revolving credit facility [Member]	Dec. 31, 2011 Revolving credit facility [Member] BlueStone [Member]	Dec. 31, 2010 Revolving credit facility [Member] BlueStone [Member]	Dec. 31, 2012 Revolving credit facility [Member] BlueStone [Member]	Dec. 31, 2011 Revolving credit facility [Member] Classic Carve-Out [Member]	Dec. 31, 2010 Revolving credit facility [Member] Classic Carve-Out [Member]	Dec. 31, 2012 Revolving credit facility [Member] Classic Carve-Out [Member]	Mar. 28, 2013 Revolving credit facility [Member] WHT [Member]	Dec. 31, 2012 Revolving credit facility [Member] WHT [Member]	Dec. 31, 2011 Revolving credit facility [Member] WHT [Member]	Dec. 31, 2012 Multi-year revolving credit facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 400,000,000		$ 150,000,000										$ 150,000,000			$ 150,000,000				$ 1,000,000,000
Revolving credit facility borrowing base			120,000,000	135,000,000	230,000,000								460,000,000	300,000,000
Variable commitment fee									0.50%	0.375%
Weighted average interest rate			2.60%	2.79%		3.40%	3.03%				2.74%	2.81%			3.17%	3.45%		3.40%	3.11%
Borrowings under revolving credit facility											293,000,000
Repayments under revolving credit facility											42,000,000
Outstanding revolving credit facility	371,000,000	120,000,000					35,000,000															89,300,000	99,900,000
Line of credit payoff payment																					89,300,000
Revolving Credit Facility Repayments						28,500,000		198,300,000
Unamortized deferred financing costs	$ 3,359,000	$ 2,521,000					$ 400,000
Long Term Debt (Textual) [Abstract]
Debt instrument maturity period	Dec. 01, 2016
Percentage of credit	80.00%
Federal funds effective rate	0.50%
One-month adjusted LIBOR	1.00%
Variable borrowing, Minimum	0.75%
Variable borrowing, Maximum	1.75%
Variable LIBOR plus margin, Minimum	1.75%
Variable LIBOR plus margin, Maximum	2.75%
Interest coverage ratio Consolidated EBITDAX to Consolidated Net interest Expense	2.5
Interest coverage ratio consolidated current assets to consolidated current liabilities	1.0